SHORT-TERM AND LONG-TERM LOAN (Schedule of Short-term and Long-term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHORT-TERM AND LONG-TERM LOANS
Short-term loans		$ 283,049	$ 236,000
Long-term loans, current portion	$ 42,978	57,647	98,086
Long-term loans, less current portion	$ 59,823	$ 102,948	$ 115,980